Related party transactions	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Related party transactions
2 0 .	Related party transactions
The Group enters into transactions with its associate undertakings.
The Group has continuing transactions with Kantar, including sales, purchases, the provision of IT services, subleases and property related items. None of these were material in the period

after
5 December 2019
when Kantar became an associate
,
to 31 December 2019, or in the period ended
30
June 2020.
In the
period
ended 30 June 2020, revenue of £49.7 million was reported in relation to Compas, an associate in the USA.
All other transactions in the periods presented were immaterial.
The following amounts were outstanding at 30 June 2020:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Amounts owed by related parties
Kantar	79.2	—	87.5
Other	27.8	82.7	87.5
	107.0	82.7	175.0
Amounts owed to related parties
Kantar	(14.6)	—	(36.5)
Other	(61.9)	(56.0)	(49.6)
	(76.5)	(56.0)	(86.1)